Equity-Based Compensation - Schedule of Equity-based Compensation Expense on Statement of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense	$ 10,328	$ 30,511	$ 304	$ 93,185	$ 980
Selling, General and Administrative Expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense		28,076	$ 304	81,727	$ 980
Medical Expenses
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total equity-based compensation expense		$ 2,435		$ 11,458